Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 90,285,942	$ (11,181,115)			$ (4,992,421)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock-based compensation expense	5,406,752
Non-cash severance expense	13,200,000
Net realizable value adjustments	2,581,874
Change in fair value of notes payable	(4,844,886)
Change in fair value of loans payable to related party	696,267
Amortization of debt discount	176,244
Fee Shares to related party	1,425,000
Loss on issuance of debt to related party	40,531,000
Loss on issuance of debt	138,000
ELOC commitment fee expense	7,400,000
Change in fair value of warrant liabilities	(206,588,000)
Change in fair value of derivative asset	14,839,243
Changes in operating assets and liabilities:
Accounts receivable	(15,697,488)
Related party receivable	(65,180)
Interest payable
Prepaid expenses					2,536,813
Inventories	(6,994,749)
Other current assets	132,392	(26,541)			(33,273)
Related party payable	(1,174,129)	(4,351,251)
Accounts payable	24,253,753	(2,495,515)			2,769,756
Professional fees payable	5,537,247
Accrued expenses and other current liabilities	15,008,513	56,822			7,204
Net cash used in operating activities	(13,752,205)	(17,997,604)			288,079
Cash flows from investing activities:
Cash acquired in Acquisition	220,897
Cash paid for operations plant		(239,134)
Net cash paid for construction in progress	(1,784,214)				(45,959,972)
Construction in progress		(13,254,088)
Net cash used in investing activities	(1,563,317)	(13,493,222)			(45,959,972)
Cash flows from financing activities:
Member contributions	4,387,000	35,455,675			100,000
Proceeds from borrowing	1,950,000	500,000			2,350,000
Advances received from related party payable					11,581,586
Receipt from related party	8,500,000	1,421,000
Proceeds from note payable	950,000
Repayments of borrowing		(1,000,000)
Net cash provided by financing activities	15,787,000	36,376,675			14,031,586
Net increase (decrease) in cash, cash equivalents and restricted cash	471,478	4,885,849			(31,640,307)
Cash at beginning of period	413,006	176,600		$ 176,600	31,816,907
Cash at the end of period	884,484	5,062,449	$ 176,600	413,006	176,600
Supplemental disclosure of cash flow information:
Cash paid during the year for interest		3,571,998			10,040,302
Supplemental disclosure of non-cash investing and financing activities:
Capitalization of debt closing costs to construction in progress	161,475	161,475			215,299
Issuance of common stock in exchange for members’ equity in Acquisition	1,060,619,510
Assumption of net assets (liabilities) in Acquisition	(93,647,521)
Issuance of membership units to settle related party payables	500,000
Assumption of net assets (liabilities) from Business Combination	(226,081,466)
Conversion of convertible note payable to related parties into New XCF common stock	100,000,000
Issuance of common stock for ELOC commitment fee	7,400,000
Conversion of non redemption agreement	1,240,000
Fee Shares to related party	1,425,000
Interest capitalization on notes payable	8,964,182	6,458,461			1,114,496
Interest capitalization on financial liability	8,040,766	5,167,503			1,223,116
Convertible note issued for services from vendor	5,500,000
XCF Global Capital Inc [Member]
Cash flows from operating activities:
Net income (loss)			(246,610)	(4,821,989)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Issuance of convertible notes for services paid on behalf of XCF			50,000
Conversion of interest payable to common stock				9,651
Changes in operating assets and liabilities:
Interest payable			35,393	170,144
Receivable from related party				(11,699)
Related party payable				(5,000)
Other receivables				(814,395)
Professional fees payable			47,557	2,762,421
Accrued expenses and other current liabilities			43,924	84,374
Net cash used in operating activities			(69,736)	(2,626,493)
Cash flows from investing activities:
Construction in progress			(35,000)
Net cash used in investing activities			(35,000)
Cash flows from financing activities:
Proceeds from issuance of convertible notes			152,383	2,943,599
Subscription received				42,100
Repayment of notes				(64,679)
Receipt from related party			8,000	3,000
Net cash provided by financing activities			160,383	2,924,020
Cash at beginning of period	353,174	55,647		55,647
Cash at the end of period			55,647	353,174	55,647
Supplemental disclosure of cash flow information:
Cash paid during the year for interest				18,949
Supplemental disclosure of non-cash investing and financing activities:
Issuance of common stock in exchange for members’ equity in Acquisition			1,439,095
Assumption of accrued expenses			90,756
Assumption of related party payable			5,000
Assumption of notes payable to related party			356,426
Assumption of interest payable			295,866
Common stock issued for conversion of debt			1,077,444	6,060,034
Common stock issued for asset acquisition			9,947,828
Acquisition of construction in progress and land			13,212,415
Conversion of loan fees to common stock				100,000
Convertible notes issued for Acquisition of Preferred Membership Units of New Rise SAF Renewables Limited Liability Company				2,340,000
Previously Reported [Member]
Cash flows from operating activities:
Net income (loss)				(18,384,353)
Changes in operating assets and liabilities:
Interest payable				2,930,867
Prepaid expenses
Other current assets				(1,500,000)
Related party payable				9,996,236
Accounts payable				292,906
Accrued expenses and other current liabilities				35,988
Net cash used in operating activities				(6,628,356)
Cash flows from investing activities:
Net cash paid for construction in progress				(28,678,950)
Net cash used in investing activities				(28,678,950)
Cash flows from financing activities:
Member contributions				32,890,000
Proceeds from borrowing				500,000
Advances received from related party payable
Receipt from related party				2,396,334
Repayments of borrowing				(500,000)
Net cash provided by financing activities				35,286,334
Net increase (decrease) in cash, cash equivalents and restricted cash				(20,972)
Cash at beginning of period	$ 155,628	$ 176,600		176,600
Cash at the end of period			$ 176,600	155,628	$ 176,600
Supplemental disclosure of cash flow information:
Cash paid during the year for interest				6,562,639
Supplemental disclosure of non-cash investing and financing activities:
Capitalization of debt closing costs to construction in progress				215,299
Interest capitalization on notes payable				4,505,441
Interest capitalization on financial liability				$ 9,588,939